Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2013	Oct. 31, 2010	Jun. 30, 2013	Dec. 31, 2012 Member	Dec. 31, 2011
Commitments and Contingencies Textual [Abstract]
Percentage increase in base rent	3.00%	3.00%
Agreements expiring period	The lease term is from February 1, 2013 through November 20, 2018.	The lease term is from August 2010 through July 2015.		Varying times from November 14, 2013 until March 1, 2014.
Warranty reserve				$ 140,074	$ 135,606
Advance payments received for sale order				127,239	112,218
Terms of employment agreements				1 year
Minimum term of employment agreement				2 years
Agreement to lease approximate feet of space in current complex				20,000
Number of members of senior management under employment agreements				4
Aggregate base salary of annual compensation required under the agreements				752,000
Operating lease term			From August 2010 through July 2015.
Accrued warranty costs			140,074	140,074	135,606
Customer deposits			94,608	127,239	112,218
Monthly base rental payment	$ 5,861	$ 5,396
1999 Mt. RB, LLC [Member]
Commitments and Contingencies Textual [Abstract]
Common stock sold under purchase agreement, shares			390,394
Warrants issued to purchase common stock, shares			600,000
Warrants issued to purchase common stock, share price			$ 1.00
Warrant expiration date			Feb. 04, 2014
Percentage increase in base rent			3.00%
Agreements expiring period			A lease term that runs from February 1, 2013 through November 30, 2018.
Renewal options description			Two five-year renewal options at the option of Arista Power.
Area of lease ( In square feet)			20,096